Consolidated statements of financial position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 1,291	$ 783
Trade and other receivables, net	993	1,121
Inventories	1,312	1,411
Current tax assets	9	14
Assets held for sale	11	5
Derivatives	6	12
Other assets	93	82
Total current assets	3,715	3,428
Related party and other non-current receivables	415	348
Investments in associates and joint ventures	24	24
Deferred tax assets	27	28
Property, plant and equipment	3,277	3,021
Intangible assets	8,561	9,222
Derivatives	151	29
Other assets	87	78
Total non-current assets	12,542	12,750
Total assets	16,257	16,178
Liabilities
Trade and other payables	975	1,163
Borrowings	3,587	455
Lease liabilities	81	0
Current tax liabilities	30	27
Derivatives	5	18
Employee benefits	187	178
Provisions	42	43
Total current liabilities	4,907	1,884
Non-current payables	36	45
Borrowings	7,053	10,580
Lease liabilities	295	0
Deferred tax liabilities	1,025	922
Employee benefits	895	1,041
Provisions	69	80
Total non-current liabilities	9,373	12,668
Total liabilities	14,280	14,552
Net assets	1,977	1,626
Equity
Share capital	1,664	1,664
Reserves	(1,237)	(1,734)
Retained profits	1,547	1,687
Equity attributable to equity holder of the Group	1,974	1,617
Non-controlling interests	3	9
Total equity	$ 1,977	$ 1,626